Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Guidelines and Practices for Timing of Equity Awards
Our Equity Grant Policy prohibits manipulation of the timing of the grant of stock-based awards, including stock option awards, relative to the release of material non-public
information. The company does not take material
non-public
information or the disclosure thereof into account when determining the timing and terms of option awards and has not timed the disclosure of material non-public
information for the purpose of affecting the value of executive compensation. Our longstanding practice has been for the Compensation Committee to approve annual LTI grants (including stock options) to our directors and executive officers at each regularly scheduled January meeting of the Compensation Committee or, in limited cases involving the hiring of key recruits or promotions, by a special meeting or unanimous written consent. The grant date is the meeting date, or a fixed, future date specified at the time the Compensation Committee acts. Generally, the grant date for the LTI awards (including stock options) for executive officers is on the first trading day of March, and non-employee
directors receive annual RSU and option grants on the second business day after the annual meeting of stockholders. Under the terms of the company’s 2022 Stock Incentive Plan, the exercise price of options cannot be less than the closing price of company stock on the grant date.
During 2025, the company did not grant stock options to any of its NEOs in any period beginning four business days prior to and ending one business day after the filing of a periodic report on Form
10-Q,
Form
10-K
or current report on Form
8-K
that disclosed material
non-public
information.

Award Timing MNPI Considered	false
MNPI Disclosure Timed for Compensation Value	false